Operating Leases (Details) - Schedule of supplemental balance sheet information related to leases - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of supplemental balance sheet information related to leases [Abstract]
Operating lease right-of-use assets	$ 19,103
Operating lease right-of-use assets, related parties	270,852	$ 286,670
Total lease right-of-use assets	289,955	286,670
Operating lease liabilities, current	9,913
Operating lease liabilities-related parties, current	195,231	137,347
Operating lease liabilities-related party, non-current	274,794	286,875
Total operating lease liabilities	$ 479,938	$ 424,222